UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2633
FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2007

Item 1. Schedule of Investments.
 CALVERT FIRST GOVERNMENT MONEY MARKET FUND
 SCHEDULE OF INVESTMENTS
 MARCH 31, 2007

	PRINCIPAL
	AMOUNT	VALUE
TAXABLE VARIABLE RATE DEMAND NOTES - 49.8%

Overseas Private Investment Corp.:
5.37%, 11/15/13, GA: US Government (r)	$12,558,140	$12,558,140
5.37%, 5/15/21, GA: US Government (r)	9,000,000	9,000,000
Post Apartment Homes LP, 5.32%, 7/15/29, LOC: Fannie Mae (r)	33,340,000	33,340,000
Rural Electric Coop Grantor Trust Certificates, 5.30%, 12/18/17, BPA: JPMorgan Chase Bank (r)	33,130,000	33,130,000

Total Taxable Variable Rate Demand Notes (Cost $88,028,140)		88,028,140

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 49.3%

Fannie Mae:
3.375%, 5/15/07	500,000	498,906
5.00%, 8/24/07	2,000,000	1,998,318
5.30%, 1/8/08	1,000,000	1,000,000
Fannie Mae Discount Notes:
4/27/07	1,000,000	996,378
6/1/07	3,837,000	3,803,501
6/22/07	1,735,000	1,714,687
6/29/07	1,000,000	987,429
7/11/07	2,000,000	1,971,468
8/31/07	1,000,000	978,720
9/28/07	1,000,000	975,100
10/26/07	2,000,000	1,941,991
1/15/08	1,000,000	959,660
Federal Farm Credit Bank:
5.16%, 4/1/08 (r)	2,000,000	1,999,218
5.18%, 10/28/08 (r)	1,000,000	999,809
Federal Home Loan Bank:
5.25%, 4/13/07	1,000,000	1,000,000
5.00%, 5/17/07	1,000,000	999,733
5.27%, 8/1/07 (r)	2,000,000	2,000,000
5.25%, 9/4/07	8,000,000	8,000,000
5.25%, 10/1/07	1,000,000	1,000,000
5.25%, 11/1/07	1,000,000	1,000,000
5.27%, 11/1/07	1,650,000	1,650,000
5.22%, 11/14/07	1,000,000	1,000,000
5.28%, 11/15/07 (r)	2,000,000	2,000,000
3.32%, 12/18/07	1,000,000	986,295
5.20%, 12/18/07	1,000,000	1,000,000
5.20%, 1/10/08 (r)	2,000,000	1,999,442
5.292%, 1/10/08 (r)	1,000,000	1,000,000
5.25%, 2/1/08	1,000,000	1,000,000
3.375%, 2/15/08	1,000,000	984,455
5.30%, 3/5/08	1,000,000	1,000,000
5.30%, 3/19/08	1,000,000	1,000,000
5.40%, 4/9/08	1,000,000	1,000,000

	PRINCIPAL
	AMOUNT	VALUE
Federal Home Loan Bank Discount Notes, 4/2/07	22,000,000	21,996,944
Freddie Mac, 3.00%, 4/12/07	1,081,000	1,080,292
Freddie Mac Discount Notes:
4/3/07	2,000,000	1,999,453
4/9/07	5,000,000	4,994,278
4/18/07	1,000,000	997,634
5/1/07	1,000,000	995,842
5/18/07	1,000,000	993,472
5/29/07	1,000,000	991,832
9/7/07	1,000,000	978,314
9/18/07	1,000,000	976,224
10/16/07	1,113,000	1,082,331
11/13/07	593,000	574,237

Total U.S. Government Agencies and Instrumentalities (Cost $87,105,963)		87,105,963

TOTAL INVESTMENTS (Cost $175,134,103) - 99.1%		175,134,103
Other assets and liabilities, net - 0.9%		1,615,620

NET ASSETS - 100%		$176,749,723

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
BPA: Bond-Purchase Agreement
GA: Guaranty Agreement
LOC: Letter of Credit
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert First Government Money Market Fund (the “Fund”), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements: In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
NOTE B — TAX INFORMATION
The cost of investments owned at March 31, 2007 for federal income tax purposes was $175,134,103.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 29, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: May 29, 2007

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: May 29, 2007